Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets:
Cash	$ 944,034	$ 1,075,307
Accounts receivable, less allowance for doubtful accounts of $91,054 and $108,000 respectfully	444,006	479,176
Prepaid expenses	64,084	9,800
Total current assets	1,452,124	1,564,283
Fixed assets, net of depreciation:	112,424	63,997
Other assets:
Security deposits	21,147	19,857
Intangible asset - customer base, net of amortization	123,000
Total other assets:	144,147	19,857
Total assets:	1,708,695	1,648,137
Current liabilities:
Accounts payable and accrued expenses	509,544	219,569
Accrued compensation expenses	198,566	63,360
Deferred Revenue	116,184
Total current liabilities:	824,294	282,929
Long term liabilities:
Deferred lease	39,501	10,249
Derivative liability	53,612
Total long-term liabilities:	93,113	10,249
Total liabilities:	917,407	293,178
Stockholders' equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding.
Common stock, $0.001 par value, 500,000,000 shares authorized; 43,532,309 issued and outstanding at September 30, 2012 and 40,025,000 issued and outstanding at December 31, 2011	43,533	40,025
Additional paid-in capital	4,528,577	3,122,520
Accumulated deficit	(3,780,822)	(1,807,586)
Total stockholders' equity	791,288	1,354,959
Total liabilities and stockholders' equity	$ 1,708,695	$ 1,648,137